Staff costs - Santander UK plc (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares € / £ Argentian_peso / € contract employee £ / shares	Dec. 31, 2019 € / £ shares Argentian_peso / € contract employee £ / shares	Dec. 31, 2018 shares employee £ / shares	Dec. 31, 2008 GBP (£) tradingSession
Share-based payment arrangement
Exchange rate | Argentian_peso / €	103.16	67.26
Santander UK plc | Sharesave plan
Share-based payment arrangement
Number of shares outstanding, beginning of period	23,373	26,838	27,201
Options granted (in shares)	11,642	9,594	6,210
Options exercised	(860)	(7,978)	(3,340)
Options cancelled (net) or not exercised	(12,993)	(5,081)	(3,233)
Number of share options outstanding, end of period	21,162	23,373	26,838
Options granted (in GBP per share) | £ / shares	£ 1.65	£ 2.83	£ 3.46
Options exercised (in GBP per share) | £ / shares	2.75	2.83	3.16
Options cancelled (net) or not exercised (in GBP per share) | £ / shares	£ 2.96	£ 3.42	£ 3.76
Number of persons | employee	5,012	5,606	4,880
Exchange rate | € / £	1.1754	1.1179
Minimum number of accounts/contracts per employee | contract	1	1
Percentage employees may reduce the average purchase and sale prices of shares under the Sharesave Scheme				20.00%
Number of trading sessions | tradingSession				3
Santander UK plc | Sharesave plan | Minimum
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 5
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				3 years
Period for approval of the Sharesave Scheme by UK tax authorities				21 days
Santander UK plc | Sharesave plan | Maximum
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 500
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				5 years
Period for approval of the Sharesave Scheme by UK tax authorities				41 days